Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets	Dec. 31, 2022
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	5 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	10 years
Land use right [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	50 years
Domain names [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	5 years
Domain names [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	6 years
Trademark and patent [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	5 years
Trademark and patent [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	20 years
Customer relationship [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	9 years
Customer relationship [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets [Line Items]
Estimated useful lives	10 years